Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Yield Optimized Bond ETF
1
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
Domestic Fixed Income — 48.1%
(a)
iShares 0-3 Month Treasury Bond ETF ..... 168,258 $ 16,938,533
iShares Broad USD High Yield Corporate Bond
ETF
(b)
.......................... 1,656,401 62,346,933
iShares Core Universal USD Bond ETF ..... 297,823 13,893,443
iShares Floating Rate Bond ETF ......... 604,898 30,873,994
iShares GNMA Bond ETF .............. 553,920 24,787,920
148,840,823
International Fixed Income — 10.1%
iShares J.P. Morgan Emerging Markets High
Yield Bond ETF
(a)
.................. 769,297 31,364,239
Investment Grade Bonds — 39.7%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF
(b)
...................... 699,176 35,434,240
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(b)
...................... 551,726 29,798,721
iShares Broad USD Investment Grade
Corporate Bond ETF ................ 597,139 31,027,342
iShares Investment Grade Systematic Bond
ETF ........................... 592,843 27,128,496
123,388,799
Mortgage-Backed Securities — 2.0%
iShares MBS ETF
(a)
.................. 64,767 6,197,554
Total Long-Term Investments — 99.9%
(Cost: $ 305,432,488 ) ................................ 309,791,415
Short-Term Securities
Money Market Funds — 29 .9%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d)
................... 92,514,401 92,560,658
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 297,527 297,527
Total Short-Term Securities — 29 .9%
(Cost: $ 92,857,271 ) ............................... 92,858,185
Total Investments — 129 .8%
(Cost: $ 398,289,759 ) .............................. 402,649,600
Liabilities in Excess of Other Assets — (29.8) % ............ (92,560,245)
Net Assets — 100.0% ............................... $ 310,089,355
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Yield Optimized Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
.
.
.
.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 95,341,270 $ — $ (2,780,602)
(a)
$ 585 $ (595) $ 92,560,658 92,514,401 $ 33,525
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 279,635 17,892
(a)
— — — 297,527 297,527 3,661 —
iShares 0-3 Month Treasury
Bond ETF ............ 24,882,775 1,278,115 (9,211,680) (7,870) (2,807) 16,938,533 168,258 190,523 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 40,557,852 2,310,207 (6,957,865) 52,945 (528,899) 35,434,240 699,176 464,829 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF 30,945,126 1,847,138 (2,981,764) 17,742 (29,521) 29,798,721 551,726 350,408 —
iShares Broad USD High Yield
Corporate Bond ETF .... 57,893,382 4,336,831 — — 116,720 62,346,933 1,656,401 1,018,893 —
iShares Broad USD Investment
Grade Corporate Bond ETF 16,196,202 14,995,378 — — (164,238) 31,027,342 597,139 300,957 —
iShares Core Universal USD
Bond ETF ............ 4,143,706 9,828,581 — — (78,844) 13,893,443 297,823 108,137 —
iShares Floating Rate Bond
ETF ................ 28,973,696 1,912,911 — — (12,613) 30,873,994 604,898 350,545 —
iShares GNMA Bond ETF ... 5,528,725 19,250,496 — — 8,699 24,787,920 553,920 188,746 —
iShares Investment Grade
Systematic Bond ETF .... 29,442,743 1,720,533 (3,936,097) 22,800 (121,483) 27,128,496 592,843 348,568 —
iShares J.P. Morgan Emerging
Markets High Yield Bond
ETF ................ 29,437,022 1,835,642 (266,040) 188 357,427 31,364,239 769,297 472,209 —
iShares MBS ETF ........ 23,875,365 929,302 (18,659,992) 403,146 (350,267) 6,197,554 64,767 128,566 —
$ 489,536 $ (806,421) $ 402,649,600 $ 3,959,567 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Yield Optimized Bond ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 309,791,415 $ — $ — $ 309,791,415
Short-Term Securities
Money Market Funds ...................................... 92,858,185 — — 92,858,185
$ 402,649,600 $ — $ — $ 402,649,600
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities